FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356
                                   ---------

                FRANKLIN CALIFORNIA TAX-FREE TRUST
                ----------------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 9/30/08
                          -------



Item 1. Schedule of Investments.



Franklin California Tax-Free Trust

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2008

CONTENTS

Franklin California Insured Tax-Free Income Fund ..........................    3
Franklin California Intermediate-Term  Tax-Free Income Fund ...............   14
Franklin California Limited-Term  Tax-Free Income Fund ....................   22
Franklin California Tax-Exempt Money Fund .................................   24
Notes to Statements of Investments ........................................   29

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

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

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS 98.2%
    CALIFORNIA 98.2%
    ABAG Finance Authority for Nonprofit Corps. COP,
       Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 ..............   $      1,950,000   $    1,975,253
       Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 ...........          3,500,000        3,540,810
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 .........................          5,000,000        5,033,450
    ABAG Finance Authority for Nonprofit Corps. Revenue,
       Poway Retirement Housing Foundation Housing Inc. Project, Series A, California
          Mortgage Insured, 5.375%, 11/15/25 .................................................          5,145,000        5,152,306
       Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%,
          4/01/26 ............................................................................          2,750,000        2,756,023
    Abag Financial Authority for Nonprofit Corps. California Health Facilities Revenue,
       Institute on Aging, California Mortgage Insured, 5.65%, 8/15/38 .......................          9,000,000        8,309,610
    Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured,
       zero cpn., 8/01/25 ....................................................................          9,045,000        3,796,910
    Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn. to 10/01/12,
       5.25% thereafter, 10/01/21 ............................................................         64,660,000       48,690,920
       5.45% thereafter, 10/01/25 ............................................................         25,000,000       18,243,750
    Alameda Power and Telecommunication Electric System Revenue COP, Refunding, Series A,
       MBIA Insured, 5.75%, 7/01/30 ..........................................................          3,305,000        3,341,190
    Alhambra City Elementary School District GO,
       Capital Appreciation, Election of 1999, Series B, FGIC Insured, zero cpn., 9/01/27 ....          3,035,000          895,780
       Series A, FSA Insured, Pre-Refunded, 5.60%, 9/01/24 ...................................          2,065,000        2,149,149
    Alum Rock Union Elementary School District GO, Election of 2008, Series A, Assured
       Guaranty, 5.00%, 8/01/33 ..............................................................         12,595,000       11,353,385
    Alvord USD, GO, Election of 2007, Series A, FSA Insured, 5.00%, 8/01/32 ..................          9,070,000        8,211,978
    Anaheim PFAR, Distribution System, second lien, MBIA Insured, 5.00%, 10/01/29 ............          5,000,000        4,679,150
    Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 .........................          5,000,000        4,819,450
    Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
       8/01/29 ...............................................................................          5,110,000        1,343,981
       8/01/33 ...............................................................................         11,690,000        2,337,299
       8/01/39 ...............................................................................          9,620,000        1,313,707
       8/01/46 ...............................................................................         27,665,000        2,460,802
    Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34 .......          4,315,000        3,662,227
    Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38 ...................         10,000,000        9,176,300
    Bakersfield City School District GO, Series A, FSA Insured, 5.00%,
       11/01/27 ..............................................................................          2,415,000        2,265,487
       11/01/28 ..............................................................................          2,535,000        2,364,825
    Bakersfield Wastewater Revenue, Series A, FSA Insured, 5.00%, 9/15/32 ....................         10,430,000        9,859,375
    Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 ..................          4,000,000        4,065,520
    Baldwin Park USD, GO,
       Capital Appreciation, Election of 2006, FSA Insured, zero cpn., 8/01/28 ...............          5,810,000        1,621,920
       Election of 2006, FSA Insured, 5.00%, 8/01/31 .........................................          5,440,000        4,932,992
    Brea and Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ..........................          1,000,000        1,029,370
    Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A,
       FSA Insured, 5.00%, 9/02/32 ...........................................................          3,790,000        3,456,366
    Buckeye USD, GO, Election of 2006, FSA Insured, 5.00%, 8/01/32 ...........................         10,705,000        9,908,334
    Cabrillo Community College District GO,
       Capital Appreciation, Election of 2004, Series B, MBIA Insured, zero cpn., 8/01/39 ....         12,570,000        1,734,534
       Series C, AMBAC Insured, Pre-Refunded, 5.375%, 5/01/26 ................................          5,400,000        5,758,182


                     Quarterly Statements of Investments | 3

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Community College Financing Authority Lease Revenue, Grossmont Palomar and
       Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 .......................................   $      3,030,000   $    2,779,570
    California Educational Facilities Authority Revenue,
       Pomona College, Series B, Pre-Refunded, 5.50%, 7/01/29 ................................          4,455,000        4,608,297
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 .............................         24,705,000       24,867,559
    California Health Facilities Financing Authority Revenue,
       Asian Community Center, Series A, AMBAC Insured, 5.00%, 4/01/37 .......................         10,550,000        9,154,446
       Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28 ......................          8,765,000        7,478,123
       Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 .........................         12,995,000       10,914,241
       Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25 ....          1,060,000        1,082,652
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 ......................................         15,400,000       15,435,882
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 .....................................          5,000,000        5,057,350
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 .....................................          4,000,000        4,045,880
       Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28 ..          3,325,000        3,209,356
       Northern California Presbyterian, Refunding, 5.40%, 7/01/28 ...........................          5,000,000        4,392,600
       Orange County Health Facility, Series A, California Mortgage Insured, 6.20%,
          11/01/24 ...........................................................................          3,435,000        3,479,655
       Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 ........          2,000,000        1,867,240
       Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/19 ......................          1,585,000        1,599,645
       Sutter Health, Refunding, Series A, MBIA Insured, 5.00%, 8/15/38 ......................          3,735,000        3,327,736
       Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/19 ...................            115,000          118,659
       Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.00%, 8/15/38 ...................            265,000          273,432
       The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 ................          5,000,000        5,057,100
       True to Life Children's Services, Series A, California Mortgage Insured, 5.625%,
          9/01/25 ............................................................................          1,250,000        1,276,100
    California HFAR, Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30%
       thereafter, 8/01/31 ...................................................................            240,000          222,350
    California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
       first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33 .....................          8,460,000        8,214,998
    California PCFA, PCR, Southern California Edison Co., Refunding, Series C, MBIA Insured,
       5.55%, 9/01/31 ........................................................................          4,800,000        3,969,360
    California Public School District Financing Authority Lease Revenue, Southern Kern USD,
       Series B, FSA Insured, ETM, 5.90%, 9/01/26 ............................................          1,615,000        1,727,824
    California State Department of Water Resources Central Valley Project Revenue, Water
       System, Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ...........................            365,000          365,865
    California State Department of Water Resources Water Revenue,
       Central Valley Project, Series AC, MBIA Insured, Pre-Refunded, 5.00%, 12/01/26 ........             40,000           43,436
       Central Valley Project, Series AD, FSA Insured, Pre-Refunded, 5.00%, 12/01/26 .........             25,000           27,055
       FSA Insured, Pre-Refunded, 5.125%, 12/01/29 ...........................................            115,000          123,103
       Refunding, FSA Insured, 5.125%, 12/01/29 ..............................................          4,885,000        4,892,425
    California State GO,
       FGIC Insured, 5.375%, 6/01/26 .........................................................          1,350,000        1,343,048
       FSA Insured, Pre-Refunded, 5.50%, 9/01/29 .............................................         34,500,000       35,874,825
       MBIA Insured, 6.00%, 8/01/16 ..........................................................            210,000          211,594
       MBIA Insured, 6.00%, 10/01/21 .........................................................             65,000           65,636
       MBIA Insured, Pre-Refunded, 5.00%, 8/01/29 ............................................         19,520,000       20,165,136
       Pre-Refunded, 5.125%, 6/01/31 .........................................................         24,705,000       26,245,604
       Refunding, 5.125%, 6/01/31 ............................................................            295,000          277,834
       Refunding, MBIA Insured, 5.00%, 8/01/29 ...............................................            730,000          689,470
       Various Purpose, 5.00%, 11/01/32 ......................................................         22,500,000       20,605,500


                    4 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State GO, (continued)
       Various Purpose, Refunding, 5.00%, 3/01/32 ............................................   $      3,000,000   $    2,749,860
       Various Purpose, Refunding, 5.00%, 12/01/32 ...........................................         14,585,000       13,355,047
    California State Health Facilities Financing Authority Revenue, Sutter Health, Series A,
       BHAC Insured, 5.00%, 11/15/42 .........................................................         15,000,000       13,619,250
    California State Local Government Finance Authority Revenue, Marin Valley Mobile, Senior
       Series A, FSA Insured, 5.80%, 10/01/20 ................................................          3,770,000        3,814,788
    California State Public Works Board Lease Revenue, Department of Mental Health Hospital,
       Series A, AMBAC Insured, 5.00%,
          12/01/21 ...........................................................................          4,100,000        4,022,264
          12/01/26 ...........................................................................          5,675,000        5,375,133
    California State University Foundation Revenue, Monterey Bay, MBIA Insured, Pre-Refunded,
       5.35%, 6/01/31 ........................................................................          2,000,000        2,136,200
    California State University of Los Angeles Auxiliary Services Inc. Revenue, MBIA Insured,
       Pre-Refunded, 5.125%, 6/01/33 .........................................................          3,200,000        3,395,296
    California State University Revenue, Systemwide, Series A, FSA Insured, 5.00%, 11/01/33 ..         10,000,000        9,253,600
    California State University Revenue and Colleges Revenue, Systemwide, Refunding, Series A,
       AMBAC Insured, 5.00%, 11/01/33 ........................................................         22,000,000       20,287,520
    California Statewide CDA,
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 .................................         12,250,000       10,575,915
       COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ..........................................          9,700,000       10,042,604
       COP, MBIA Insured, 5.00%, 4/01/18 .....................................................          3,000,000        2,877,360
       COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21 ...........................          7,455,000        7,614,835
       COP, Refunding, FSA Insured, 5.50%, 8/15/31 ...........................................          7,000,000        6,990,480
       MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%,
          8/01/33 ............................................................................          2,785,000        2,793,160
    California Statewide CDA Revenue,
       Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37 .................................         17,000,000       15,223,330
       Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41 ..................         17,000,000       16,040,860
       COP, John Muir/Mt. Diablo Health System, MBIA Insured, 5.125%, 8/15/22 ................          5,000,000        5,056,400
       Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/28 .....................         17,215,000       17,415,555
       Henry Mayo Newhall Memorial, Series B, MBIA Insured, 5.05%, 10/01/28 ..................          7,825,000        6,871,758
       Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 ....................          2,000,000        2,001,480
       Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/27 ........         15,000,000       13,157,550
       Refunding, California Mortgage Insured, 5.00%, 8/01/21 ................................          2,035,000        1,911,699
       St. Ignatius College Preparatory, AMBAC Insured, 5.00%, 6/01/37 .......................          7,215,000        6,119,547
       St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 .......................         20,000,000       18,166,600
       Sutter Health, Series C, FSA Insured, 5.05%, 8/15/38 ..................................         15,000,000       13,871,100
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
       Refunding, Series A, FSA Insured, 5.00%, 10/01/32 .....................................          9,320,000        8,869,937
       Refunding, Series B, FSA Insured, 5.75%, 10/01/29 .....................................          1,465,000        1,492,278
       Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ..................................          2,400,000        2,529,192
       Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ..................................          1,020,000        1,030,322
    Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ............................................          7,150,000        7,166,302
    Castaic Lake Water Agency Revenue COP,
       1999 Project, Refunding, AMBAC Insured, 4.50%, 8/01/26 ................................          7,700,000        6,496,413
       Series A, MBIA Insured, 5.00%, 8/01/29 ................................................          8,000,000        7,371,360


                     Quarterly Statements of Investments | 5

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
       AMBAC Insured, zero cpn.,
       8/01/35 ...............................................................................   $     10,000,000   $    1,741,000
       8/01/36 ...............................................................................         10,000,000        1,634,300
       8/01/37 ...............................................................................         15,045,000        2,301,885
    Chaffey Community College District GO,
       Refunding, Series A, FSA Insured, 5.00%, 7/01/27 ......................................            270,000          268,032
       Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27 ...................................          5,480,000        5,904,097
    Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 .............          2,790,000        2,718,688
    Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System
       Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 .....................................          2,000,000        2,003,440
    Chula Vista Elementary School District GO, Election of 1998, Series F, MBIA Insured,
       5.00%, 8/01/28 ........................................................................          2,685,000        2,573,975
    Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ......................          3,265,000        3,222,326
    Compton USD, GO, Election of 2002, Series B, MBIA Insured, Pre-Refunded, 5.00%,
       6/01/29 ...............................................................................          2,000,000        2,166,660
    Corona-Norco USD,
       COP, Refunding, FSA Insured, 5.125%, 4/15/25 ..........................................          5,355,000        5,310,714
       COP, Refunding, FSA Insured, 5.125%, 4/15/29 ..........................................          2,540,000        2,478,532
       GO, Capital Appreciation, Refunding, Series B, FSA Insured, zero cpn., 3/01/25 ........          1,400,000          533,162
       GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/23 ...................          2,320,000          977,694
       GO, Capital Appreciation, Series B, FSA Insured, zero cpn., 9/01/24 ...................          2,620,000        1,033,931
       GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/25 ..................          4,655,000        1,665,792
       GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 9/01/26 ..................          6,080,000        2,036,800
    Coronado CDA Tax Allocation, Community Development Project, MBIA Insured, 5.375%,
       9/01/26 ...............................................................................          2,700,000        2,698,326
    Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ........................          5,070,000        4,775,078
    Culver City USD, GO, MBIA Insured, Pre-Refunded, 5.20%, 8/01/38 ..........................          3,285,000        3,398,924
    Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ......................          1,620,000        1,600,706
    East Bay MUD Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ...............         14,000,000       14,809,900
    East Side UHSD Santa Clara County GO, Election of 2008, Series A, Assured Guaranty, 5.00%,
       8/01/38 ...............................................................................          4,255,000        3,829,798
    El Centro Financing Authority Wastewater Revenue, Series A, FSA Insured, 5.25%,
       10/01/35 ..............................................................................          6,200,000        5,785,592
    El Monte City School District GO, Election of 2004,
       Series A, FGIC Insured, 5.00%, 5/01/30 ................................................          4,500,000        3,982,140
       Series B, FSA Insured, 5.00%, 8/01/32 .................................................          5,535,000        5,232,678
    El Monte Water Authority Revenue, Water System Project, AMBAC Insured, Pre-Refunded,
       5.60%, 9/01/34  . .....................................................................          1,800,000        1,939,914
    Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%,
       7/01/29  . ............................................................................          7,245,000        6,868,115
    Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%,
       9/01/30 ...............................................................................          3,770,000        3,733,092
    Escondido USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 ...................         11,665,000       12,480,500
    Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ..............................................          4,145,000        4,153,539
    Fairfield Suisun USD, GO,
       Election of 2002, MBIA Insured, 5.00%, 8/01/25 ........................................          4,185,000        4,046,016
       MBIA Insured, 5.00%, 8/01/27 ..........................................................         12,000,000       11,629,080


                     6 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
       MBIA Insured, 5.00%, 3/01/33 ..........................................................   $      5,000,000   $    4,678,800
    Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 .......          2,030,000        2,017,028
    Foothill/Eastern Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/17 .....................         20,000,000       12,647,000
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/18 .....................         25,000,000       14,730,250
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 1/15/19 .....................          5,970,000        3,253,769
       senior lien, Refunding, Series A, MBIA Insured, 5.00%, 1/01/35 ........................         66,735,000       55,736,405
    Franklin-McKinley School District GO, Election of 2004, Series A, FGIC Insured,
       Pre-Refunded, 5.00%, 8/01/29...........................................................          5,280,000        5,697,173
    Fresno USD, GO, Refunding,
       Series B, MBIA Insured, 5.00%, 2/01/21 ................................................          2,860,000        2,730,499
       Series C, MBIA Insured, 5.90%, 2/01/20 ................................................          2,065,000        2,156,810
       Series C, MBIA Insured, 5.90%, 8/01/22 ................................................          3,000,000        3,016,140
    Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, zero cpn.,
       8/01/23 ...............................................................................          3,030,000        1,246,663
    Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured,
       5.75%,
       7/01/25 ...............................................................................          1,250,000        1,266,625
       7/01/30 ...............................................................................          1,000,000        1,009,480
    Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ..................................          2,750,000        2,766,170
    Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured, 5.00%,
       9/01/24 ...............................................................................          5,000,000        4,829,450
    Grossmont UHSD, GO, Capital Appreciation, Election of 2004, FSA Insured, zero cpn.,
       8/01/24 ...............................................................................          5,110,000        2,042,007
    Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C, Assured
       Guaranty, zero cpn., 8/01/38 ..........................................................         10,000,000        1,455,800
    Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
       5.125%, 10/01/32 ......................................................................         19,815,000       18,366,127
    Huntington Beach City and School District COP, MBIA Insured, Pre-Refunded, 5.25%,
       7/01/29 ...............................................................................          1,795,000        1,871,144
    Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
       8/01/25 ...............................................................................          3,045,000        3,176,605
       8/01/29 ...............................................................................          3,075,000        3,186,469
    Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured, 5.00%,
       9/01/32 ...............................................................................          7,000,000        6,572,580
    Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ............................................          1,600,000        1,635,824
    Kern High School District GO,
       Election of 2004, Series C, FGIC Insured, 5.00%, 8/01/33 ..............................          7,535,000        6,742,318
       FSA Insured, ETM, 6.625%, 8/01/14 .....................................................          1,535,000        1,791,099
       FSA Insured, ETM, 6.625%, 8/01/15 .....................................................          1,400,000        1,651,468
    Lancaster Financing Authority Tax Allocation Revenue, Subordinated, Redevelopment Projects
       No. 5 and 6, Series B, FGIC Insured, 5.00%, 2/01/35 ...................................          5,775,000        5,072,356
    Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured, zero cpn.,
       8/01/25 ...............................................................................          5,495,000        1,960,286
       7/01/26 ...............................................................................          5,965,000        2,001,436
    Las Virgenes USD, GO, Series A, FSA Insured, 5.00%, 8/01/28 ..............................          5,245,000        5,059,170
    Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32                       18,960,000       16,933,934


                     Quarterly Statements of Investments | 7

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Lodi Electric Systems Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%,
       1/15/32 ...............................................................................   $      4,000,000   $    4,077,200
    Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 ...............................................          2,150,000        2,088,467
    Lodi USD School Facilities Improvement District No. 1 GO, Election of 2006, FSA Insured,
       5.00%,
       8/01/30 ...............................................................................          6,450,000        6,160,846
       8/01/32 ...............................................................................          8,220,000        7,823,878
    Long Beach Bond Finance Authority Lease Revenue,
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 ..............          4,000,000        3,916,640
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 ..............         11,000,000        9,779,550
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 ..............          2,000,000        1,826,800
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 .....................          6,780,000        5,997,656
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 .....................         10,500,000        9,006,690
    Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach
       Redevelopment Projects, Series A, AMBAC Insured,
       5.00%, 8/01/25 ........................................................................          7,015,000        6,505,360
       5.00%, 8/01/31 ........................................................................          3,135,000        2,811,217
       Pre-Refunded, 5.00%, 8/01/25 ..........................................................          6,535,000        6,991,862
       Pre-Refunded, 5.00%, 8/01/31 ..........................................................          8,865,000        9,484,752
    Long Beach University School District GO, Election of 1999, Series C, MBIA Insured,
       5.125%, 8/01/31 .......................................................................         13,870,000       13,804,256
    Los Angeles Community College District GO,
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ..................................          4,000,000        4,234,120
       Series B, FSA Insured, 5.00%, 8/01/27 .................................................          4,000,000        3,946,920
    Los Angeles COP,
       Municipal Improvement Corp. of Los Angeles, Program AW Certificates, AMBAC
           Insured, 5.00%, 6/01/27 ...........................................................          5,895,000        5,679,832
       Real Property Program, MBIA Insured, 5.00%, 2/01/27 ...................................          9,890,000        9,703,178
    Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, Pre-Refunded,
       5.25%,
       11/01/27 ..............................................................................          2,500,000        2,638,825
       11/01/33 ..............................................................................          2,500,000        2,638,825
    Los Angeles County Public Works Financing Authority Lease Revenue, Master Refunding
       Project, Refunding, Series B, FGIC Insured, 5.00%, 9/01/31 ............................          7,600,000        6,378,072
    Los Angeles Department of Water and Power Waterworks Revenue, System, Sub Series A-2,
       AMBAC Insured, 5.00%, 7/01/44 .........................................................         25,000,000       22,389,500
    Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ..........            725,000          704,294
    Los Angeles USD, GO,
       Election of 2002, Series C, FSA Insured, 5.00%, 7/01/32 ...............................         19,000,000       17,963,930
       Election of 2004, Series H, FSA Insured, 5.00%, 7/01/27 ...............................          5,000,000        4,817,000
       Election of 2004, Series H, FSA Insured, 5.00%, 7/01/28 ...............................          5,000,000        4,793,700
       Election of 2005, Series E, FSA Insured, 5.00%, 7/01/27 ...............................          5,800,000        5,587,720
    Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ...........         10,000,000        9,194,200
    Los Angeles Water and Power Revenue,
       Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 .......................         12,000,000       11,592,960
       Power system, Series B, FSA Insured, 5.00%, 7/01/35 ...................................          5,000,000        4,625,200
       Power System, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37 ...........................         20,000,000       18,365,400
       Power System, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 .............................          5,000,000        4,592,100


                     8 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.85%,
       9/01/18 ...............................................................................   $      1,765,000   $    1,811,843
    Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
       5.85%, 6/01/22 ........................................................................            665,000          678,114
       5.90%, 6/01/29 ........................................................................          3,105,000        3,170,081
    Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29 .....          1,200,000        1,137,576
    Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ..............          2,680,000        2,612,142
    Merced Irrigation District Electricity System Revenue, Refunding, XLCA Insured, 5.00%,
       9/01/26 ...............................................................................         10,000,000        8,617,000
    Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ................          1,025,000        1,054,315
    Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
       7/01/26 ...............................................................................          5,000,000        4,867,700
       7/01/31 ...............................................................................          8,285,000        7,894,942
    Monrovia USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/31 ................          4,915,000        4,646,100
    Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%, 11/01/26 ....          8,715,000        8,760,492
    Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, MBIA
       Insured, 5.60%, 3/01/19 ...............................................................          2,460,000        2,462,042
    Montebello USD, GO, Election of 2004, FSA Insured, 5.00%, 8/01/33 ........................          8,375,000        7,805,081
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/26 ...........          4,000,000        4,326,800
    Morgan Hill USD, GO, FGIC Insured, Pre-Refunded, 5.50%, 8/01/25 ..........................          3,840,000        4,085,414
    Mount Diablo USD, GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25 .....................          6,025,000        5,793,158
    Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 ...................................          2,380,000        2,320,333
    Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 .............................................          2,535,000        2,388,832
    Nevada Joint UHSD, GO, Series A, FSA Insured, 5.00%, 8/01/26 .............................          1,295,000        1,260,644
    Newark USD, GO, Capital Appreciation,
       Series B, FGIC Insured, zero cpn., 8/01/24 ............................................          9,905,000        3,984,682
       Series C, FSA Insured, zero cpn., 8/01/22 .............................................          2,165,000        1,059,768
       Series C, FSA Insured, zero cpn., 8/01/23 .............................................          2,465,000        1,131,287
       Series C, FSA Insured, zero cpn., 8/01/24 .............................................          2,560,000        1,107,456
       Series C, FSA Insured, zero cpn., 8/01/25 .............................................          2,705,000        1,103,018
    Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, 5.625%,
       3/01/30 ...............................................................................          1,000,000        1,004,400
    Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%,
       7/01/23 ...............................................................................          3,200,000        3,996,768
    Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured, Pre-Refunded,
       6.00%, 1/01/29 ........................................................................         10,000,000       10,442,100
    Oceanside COP, AMBAC Insured, 5.20%, 4/01/23 .............................................          2,500,000        2,472,425
    Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33 .....................          8,000,000        7,486,720
    Pacifica COP, AMBAC Insured, 5.375%, 1/01/37 .............................................          6,600,000        5,958,612
    Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding,
       Series A, MBIA Insured, 5.00%, 11/01/25 ...............................................          2,295,000        2,230,717
    Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
       5.00%, 6/01/28 ........................................................................          4,000,000        4,300,320
    Pasadena USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/24 ...................          1,000,000        1,032,580
    Patterson Joint USD, GO, Capital Appreciation,
       Series A, FGIC Insured, zero cpn., 8/01/22 ............................................          1,900,000          827,203
       Series A, FGIC Insured, zero cpn., 8/01/24 ............................................          2,075,000          778,706
       Series A, FGIC Insured, zero cpn., 8/01/25 ............................................          2,170,000          760,867


                     Quarterly Statements of Investments | 9

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Patterson Joint USD, GO, Capital Appreciation, (continued)
       Series A, FGIC Insured, zero cpn., 8/01/26 ............................................   $      2,265,000   $      749,489
       Series C, FGIC Insured, zero cpn., 8/01/23 ............................................          1,985,000          797,871
    Peralta Community College District GO, Election of 2000, Series B, MBIA Insured, 5.25%,
       8/01/32 ...............................................................................          8,450,000        8,533,908
    Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23 ................          4,000,000        3,485,600
    Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%, 6/01/33 ..          3,280,000        2,980,175
    Pomona PFA Lease Revenue, Series AN, AMBAC Insured, 5.00%, 10/01/30 ......................          5,190,000        4,768,209
    Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured,
       5.25%, 10/01/23 .......................................................................          3,000,000        3,034,770
    Poway RDA Tax Allocation,
       MBIA Insured, Pre-Refunded, 5.75%, 6/15/33 ............................................          9,250,000       10,076,950
       Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 ..........................          9,195,000        8,386,943
       Refunding, MBIA Insured, 5.75%, 6/15/33 ...............................................          2,225,000        2,216,056
    Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Refunding, FSA
       Insured, 5.25%, 9/01/20 ...............................................................          2,500,000        2,518,825
    Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ............................          3,000,000        2,815,380
    Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured, Pre-Refunded,
       5.85%, 11/01/30 .......................................................................          3,975,000        4,323,488
    Rohnert Park Community Development Commission Tax Allocation, Redevelopment Project,
       Series R, FGIC Insured, 5.00%, 8/01/37 ................................................          5,000,000        4,239,700
    Roseville Financing Authority Revenue, senior lien, Series A, AMBAC Insured,
       5.00%, 9/01/25 ........................................................................          5,675,000        5,280,474
    Rowland USD, GO, Series A, FSA Insured, Pre-Refunded, 5.25%, 9/01/25 .....................          5,685,000        6,035,651
    Sacramento Area Flood Control Agency Revenue, Consolidated, Capital AD, Refunding,
       Series A, FGIC Insured, 5.00%, 10/01/32 ...............................................          5,000,000        4,559,600
    Sacramento Area Flood Control Agency Special Assessment,
       Consolidated Capital Assessment District, Refunding, Series A, Assured Guaranty,
          5.00%, 10/01/32 ....................................................................          5,000,000        4,593,300
       Subordinated, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16 .........................          1,000,000        1,002,710
    Sacramento City Financing Authority Revenue,
       Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/26 ...........          8,395,000        8,880,651
       Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 ...........         21,500,000       22,743,775
       City Hall and Redevelopment Projects, Series A, FSA Insured, Pre-Refunded,
          5.00%, 12/01/28 ....................................................................         10,000,000       10,756,200
    Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
       County Sanitation District, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/35 ....         10,000,000       10,830,200
    Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, FSA Insured,
       5.75%, 9/01/30 ........................................................................          3,435,000        3,504,765
    Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 .......................          1,645,000        1,647,369
    Salinas UHSD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/31 ...............          5,000,000        4,594,400
    San Bernardino City USD, GO, Election of 2004, Series B, FSA Insured, 5.00%, 8/01/28 .....         14,170,000       13,584,070
    San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
       5.25%, 10/01/25 .......................................................................          7,000,000        7,081,130
    San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM,
       zero cpn., 5/01/22 ....................................................................         28,405,000       12,874,282
    San Carlos School District GO, MBIA Insured, Pre-Refunded, 5.50%, 10/01/24 ...............          2,110,000        2,220,480


                    10 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured,
       5.25%, 5/15/27 ........................................................................   $      2,950,000   $    2,776,481
    San Francisco BART District Sales Tax Revenue,
       5.00%, 7/01/28 ........................................................................          2,795,000        2,696,197
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/26 ............................................          6,500,000        6,723,665
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ............................................         12,000,000       12,412,920
    San Francisco City and County Airports Commission International Airport Revenue,
       Refunding, Second Series 28A, MBIA Insured, 5.125%,
          5/01/24 ............................................................................          9,745,000        8,327,980
          5/01/27 ............................................................................         16,575,000       14,001,400
    San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
       Series A, FSA Insured, 5.00%, 11/01/31 ................................................          3,885,000        3,700,890
    San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 ......          6,000,000        5,978,640
    San Gabriel USD, GO, Capital Appreciation,
       Election of 2002, Series C, FSA Insured, zero cpn., 8/01/30 ...........................          5,635,000        1,470,566
       Election of 2002, Series C, FSA Insured, zero cpn., 8/01/31 ...........................          5,870,000        1,457,404
       Election of 2002, Series C, FSA Insured, zero cpn., 7/01/32 ...........................          6,115,000        1,438,187
       Series A, FSA Insured, zero cpn., 8/01/26 .............................................          3,530,000        1,230,417
       Series A, FSA Insured, zero cpn., 2/01/27 .............................................          1,850,000          622,729
    San Joaquin Delta Community College District GO, Election of 2004,
       Capital Appreciation, Series B, FSA Insured, zero cpn., 8/01/31 .......................         10,475,000        2,470,110
       Capital Appreciation, Series B, FSA Insured, zero cpn., 8/01/32 .......................         15,185,000        3,361,200
       Series A, FSA Insured, 5.00%, 8/01/29 .................................................            520,000          499,164
       Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 ...................................          4,530,000        4,902,094
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Capital Appreciation, Refunding, Series A, MBIA Insured, zero cpn., 1/15/26 ...........         13,155,000        4,110,674
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 ....................................         18,075,000       16,612,552
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 .....................................         12,860,000       11,309,856
       senior lien, MBIA Insured, 5.00%, 1/01/33 .............................................         10,035,000        9,045,449
    San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%, 3/01/33 .............         12,135,000       10,786,801
    San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured,
       5.00%, 6/01/27 ........................................................................         10,000,000        9,635,000
    San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 .........          3,500,000        3,311,455
    San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured,
       5.00%, 8/01/31 ........................................................................         15,470,000       13,443,275
    San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 ...............          5,115,000        4,644,062
    San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, Pre-Refunded, 5.75%,
       11/01/29 ..............................................................................          5,000,000        5,288,400
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3,
       Series A, MBIA Insured, Pre-Refunded,
       5.75%, 10/01/29 .......................................................................          5,340,000        5,783,807
       5.80%, 10/01/30 .......................................................................          7,800,000        7,910,760
    San Marino USD, GO, Series A, MBIA Insured, zero cpn., 7/01/25 ...........................          6,080,000        2,252,093
    San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30 .......          5,790,000        5,752,365
    Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, zero cpn.,
       4/01/24 ...............................................................................         14,245,000        5,759,966
    Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ................................          5,555,000        5,354,409


                    Quarterly Statements of Investments | 11

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Santa Clara County Financing Authority Revenue, El Camino, Series B, AMBAC Insured,
       5.125%, 2/01/41 .......................................................................   $     11,545,000   $   10,213,746
    Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%,
       7/01/33 ...............................................................................         11,050,000       10,406,448
    Santa Rita USD, GO, Election 2006, Series A, FSA Insured, 5.00%, 8/01/32 .................          6,160,000        5,764,097
    Santa Rosa Wastewater Revenue, Series B, FGIC Insured, Pre-Refunded, 5.125%,
       9/01/31 ...............................................................................          4,000,000        4,252,680
    Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
       AMBAC Insured, 6.00%, 7/02/15 .........................................................          2,000,000        2,171,260
    Santee School District GO,
       Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/33 ..........................          1,260,000        1,136,293
       Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38 ..........................          1,000,000          893,940
       Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48 ..........................          5,250,000        4,553,692
       Series A, FSA Insured, 5.00%, 8/01/31 .................................................          6,845,000        6,162,690
    Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ..........          3,455,000        3,464,570
    South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ..................................          3,155,000        3,031,008
    South San Francisco COP, Conference Center Financing, 5.00%, 4/01/29 .....................          2,000,000        1,896,800
    Southern California Public Power Authority Power Project Revenue, Series A, AMBAC Insured,
       Pre-Refunded, 5.00%, 7/01/33 ..........................................................         29,000,000       31,213,280
    Southern Kern USD, COP, Capital Appreciation, Building Program, Series B, FSA Insured,
       5.625%, 9/01/26 .......................................................................          2,250,000        2,274,548
    Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 ............          3,005,000        2,918,396
    Southern Mono Health Care District Revenue, Capital Appreciation, Series A, MBIA Insured,
       zero cpn.,
       8/01/28 ...............................................................................          2,340,000          676,213
       8/01/29 ...............................................................................          2,440,000          658,312
       8/01/30 ...............................................................................          2,550,000          641,963
       8/01/31 ...............................................................................          2,660,000          634,224
    Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ....................          2,000,000        2,021,840
    Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
       5.00%, 9/01/23 ........................................................................          6,500,000        5,926,830
    Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 ............................................          3,000,000        3,029,280
    Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%, 8/01/20 ....          4,340,000        4,508,175
    Truckee PFA Lease Revenue, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 11/01/30 ........          1,990,000        2,034,795
    Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 ..................................          6,855,000        6,858,496
    Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC
       Insured, Pre-Refunded, 5.75%, 10/01/32 ................................................         14,100,000       14,734,782
    Union Elementary School District GO, Capital Appreciation,
       Series A, FGIC Insured, zero cpn., 9/01/24 ............................................          2,000,000          771,180
       Series B, FGIC Insured, zero cpn., 9/01/25 ............................................          5,500,000        1,984,400
       Series B, FGIC Insured, zero cpn., 9/01/26 ............................................          5,850,000        1,976,832
    University of California Revenues, Limited Project, Series D, FGIC Insured, 5.00%,
       5/15/37 ...............................................................................          6,460,000        5,777,243
    Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured,
       5.00%, 9/01/31 ........................................................................          5,095,000        4,686,992
    Vista USD, GO,
       Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 .......................          7,150,000        2,492,204
       Capital Appreciation, Series A, FSA Insured, zero cpn., 2/01/27 .......................          4,795,000        1,614,045
       Series A, FSA Insured, 5.25%, 8/01/25 .................................................          5,000,000        5,015,050


                    12 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                             PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Washington Township Health Care District Revenue, Refunding,
       5.00%, 7/01/18 ........................................................................   $      2,000,000   $    1,969,560
       5.125%, 7/01/23 .......................................................................            450,000          430,439
    Washington USD, GO, Yolo County, Election of 1999, Series A, FGIC Insured, 5.375%,
       8/01/25 ...............................................................................          2,045,000        2,039,233
    Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47 ............         18,685,000        1,745,366
    West Basin Municipal Water District Revenue COP, Refunding, Series A, MBIA Insured,
       5.00%, 8/01/24 ........................................................................          2,500,000        2,393,250
    West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28 ................          5,615,000        5,129,078
    Western Placer USD Financing Corp. COP, Pre-Refunded, 5.55%, 11/01/30 ....................          6,930,000        7,619,674
    Westlands Water District Revenue COP,
       MBIA Insured, 5.00%, 9/01/29 ..........................................................         11,775,000       10,791,552
       Series A, MBIA Insured, 5.00%, 9/01/35 ................................................          1,460,000        1,310,423
       Series A, MBIA Insured, 5.00%, 9/01/37 ................................................          4,340,000        3,880,047
    Woodland Finance Authority Lease Revenue, Capital Projects, Refunding, XLCA Insured,
       5.00%, 3/01/32 ........................................................................          6,340,000        5,502,296
    Woodland Finance Authority Wastewater Revenue, second senior lien, MBIA Insured, 5.00%,
       3/01/33 ...............................................................................          3,870,000        3,516,514
       3/01/35 ...............................................................................          2,590,000        2,343,769
    Woodside Elementary School District GO, Election of 2005, MBIA Insured, Pre-Refunded,
       5.00%, 10/01/29 .......................................................................          4,435,000        4,792,594
    Yosemite Community College District GO, Election of 2004, Series C, FSA Insured, 5.00%,
       8/01/32 ...............................................................................          5,000,000        4,759,050
                                                                                                                    --------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $2,044,522,343) .................................................................                       1,976,158,953
                                                                                                                    --------------
    SHORT TERM INVESTMENTS 0.6%
    MUNICIPAL BONDS 0.6%
    CALIFORNIA 0.6%
(a) California State Economic Recovery Revenue,
       Series C-2, Daily VRDN and Put, 5.05%, 7/01/23 ........................................          1,500,000        1,500,000
       Series C-16, FSA Insured, Weekly VRDN and Put, 8.00%, 7/01/23 .........................          3,600,000        3,600,000
(a) Irvine Ranch Water District COP, Irvine Ranch Water District, Refunding, Daily VRDN and
       Put, 3.50%, 3/01/32 ...................................................................          1,500,000        1,500,000
(a) Southern California Public Power Authority Transmission Project Revenue, Southern
       Transmission, Refunding, Series B, FSA Insured, Weekly VRDN and Put, 8.40%, 7/01/23 ...          4,800,000        4,800,000
                                                                                                                    --------------
    TOTAL SHORT TERM INVESTMENTS (COST $11,400,000) ..........................................                          11,400,000
                                                                                                                    --------------
    TOTAL INVESTMENTS (COST $2,055,922,343) 98.8% ............................................                       1,987,558,953
    OTHER ASSETS, LESS LIABILITIES 1.2% ......................................................                          24,432,574
                                                                                                                    --------------
    NET ASSETS 100.0% ........................................................................                      $2,011,991,527
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 28.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 13

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                   PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS 102.2%
    CALIFORNIA 96.1%
    ABAG Finance Authority for Nonprofit Corps. COP, Rhoda Haas Goldman Plaza, California
       Mortgage Insured, 5.125%, 5/15/15 .....................................................   $      3,000,000   $    3,032,910
    ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn., Series C,
       5.125%, 3/01/18 .......................................................................          2,695,000        2,627,167
       5.25%, 3/01/19 ........................................................................          2,315,000        2,265,876
    ABAG Revenue, Refunding, Series A-E, 5.40%, 9/15/14 ......................................          1,900,000        1,924,985
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, FSA
       Insured, 5.00%, 10/01/10 ..............................................................          1,905,000        1,945,862
    Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien,
       Refunding, Series A, AMBAC Insured, zero cpn., 10/01/17 ...............................         10,000,000        6,101,000
    Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured, 4.375%,
       8/01/14 ...............................................................................          1,330,000        1,350,974
    Antelope Valley UHSD, GO, Series A, MBIA Insured,
       4.50%, 8/01/13 ........................................................................          1,230,000        1,268,142
       4.625%, 8/01/14 .......................................................................          1,250,000        1,287,800
    Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, FSA Insured, zero cpn.,
       8/01/22 ...............................................................................          4,065,000        1,704,536
    Bakersfield Wastewater Revenue, Series A, FSA Insured, 5.00%, 9/15/22 ....................          2,595,000        2,569,258
    Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA Insured, zero cpn.,
       8/01/24 ...............................................................................          5,265,000        1,918,671
    Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects,
       FGIC Insured, 5.00%, 11/01/21 .........................................................          1,080,000        1,025,471
    Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F,
       5.00%, 4/01/24 ........................................................................          3,000,000        2,899,530
    Burbank Electric Revenue, MBIA Insured, 4.00%,
       6/01/11 ...............................................................................          1,000,000        1,024,850
       6/01/12 ...............................................................................          1,000,000        1,021,840
    Burbank USD, GO,
       Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn.,
          8/01/15 ............................................................................          4,600,000        3,327,410
       Capital Appreciation, Election of 1997, Series C, FGIC Insured, zero cpn.,
          8/01/16 ............................................................................          4,670,000        3,170,276
       Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 ..............................          2,500,000        2,549,725
    Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 ...................          5,045,000        5,052,820
    California Educational Facilities Authority Revenue, Stanford University, Refunding,
       Series R, 4.00%, 11/01/11 .............................................................          1,000,000        1,033,940
    California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, Series K, 5.125%, 7/01/22 ...................................         20,000,000       19,046,200
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13 .....................................          5,000,000        5,126,550
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14 .....................................          2,000,000        2,050,620
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 .....................................          3,850,000        3,942,631
       Paradise Valley Estates, Refunding, California Mortgage Insured, 3.875%, 1/01/09 ......          1,555,000        1,554,953
       Paradise Valley Estates, Refunding, California Mortgage Insured, 4.125%, 1/01/10 ......          1,000,000        1,010,180
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/11 .......          1,480,000        1,532,629
       Paradise Valley Estates, Refunding, California Mortgage Insured, 4.375%, 1/01/12 ......          1,000,000        1,019,180
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/13 .......          1,815,000        1,896,639
       Paradise Valley Estates, Refunding, California Mortgage Insured, 5.00%, 1/01/14 .......          1,635,000        1,696,198
       Scripps Health, Series A, 5.00%, 10/01/22 .............................................          4,600,000        4,262,774
       Sutter Health, Series A, 5.25%, 8/15/22 ...............................................          6,000,000        5,941,380
       The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 ......................          1,350,000        1,384,870
       The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 .......................          1,200,000        1,231,860


                    14 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                   PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California HFA, SFM Purchase Revenue, Class III, Series A-1, MBIA Insured,
       5.70%, 8/01/11 ........................................................................   $        165,000   $      166,417
    California Municipal Finance Authority COP, Community Hospitals of Central California,
       5.00%, 2/01/18 ........................................................................          2,185,000        2,027,505
       5.00%, 2/01/19 ........................................................................          4,590,000        4,216,833
       5.00%, 2/01/20 ........................................................................          2,325,000        2,101,893
       5.00%, 2/01/21 ........................................................................          2,000,000        1,788,720
       Refunding, 5.00%, 2/01/14 .............................................................          1,765,000        1,722,993
       Refunding, 5.00%, 2/01/17 .............................................................          4,025,000        3,783,943
    California State Department of Water Resources Power Supply Revenue, Series A,
       5.50%, 5/01/12 ........................................................................          2,000,000        2,139,620
       Pre-Refunded, 5.125%, 5/01/18 .........................................................          2,500,000        2,699,600
    California State Department of Water Resources Water Revenue, Central Valley Project,
       Refunding, Series AE, 5.00%, 12/01/26 .................................................          5,000,000        4,837,400
    California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15 .....................         10,670,000       11,256,957
    California State GO,
       5.25%, 6/01/16 ........................................................................            515,000          516,200
       Pre-Refunded, 5.00%, 11/01/12 .........................................................          1,335,000        1,421,815
       Refunding, 4.00%, 2/01/10 .............................................................          6,900,000        7,031,445
       Refunding, 5.00%, 11/01/12 ............................................................            665,000          696,621
       Refunding, 5.25%, 2/01/14 .............................................................          4,000,000        4,237,120
       Refunding, MBIA Insured, 5.00%, 2/01/18 ...............................................              5,000            5,044
       Various Purpose, 5.00%, 11/01/22 ......................................................          1,675,000        1,625,520
       Various Purpose, Refunding, 5.125%, 3/01/24 ...........................................          2,715,000        2,645,740
       Veterans, Refunding, Series B, 5.25%, 12/01/15 ........................................          2,310,000        2,309,954
    California State Municipal Finance Authority Revenue, Loma Linda University,
       5.00%, 4/01/24 ........................................................................          1,180,000        1,091,913
    California State Public Works Board Lease Revenue,
       Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%, 1/01/21 .....          3,000,000        2,898,660
       Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ................          1,325,000        1,338,860
       Various California Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ....          1,555,000        1,557,597
    California Statewide CDA, COP,
       Kaiser Permanente, ETM, 5.30%, 12/01/15 ...............................................          2,000,000        2,070,640
       St. Joseph Health System Obligation Group, 5.25%, 7/01/11 .............................          1,005,000        1,017,784
    California Statewide CDA Revenue,
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23 ..................         10,000,000       10,020,200
       Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 ......................          3,670,000        3,288,320
       Daughters of Charity Health, Refunding, Series G, 5.25%, 7/01/13 ......................          1,000,000        1,002,830
       Enloe Medical Center, Series A, 5.50%, 8/15/23 ........................................          3,000,000        2,887,800
       Insured Health Facility, Jewish Home, California Mortgage Insured, 5.00%, 11/15/18 ....          3,000,000        3,005,190
       Kaiser Permanente, Mandatory Put 6/01/12, Series C, 3.85%, 11/01/29 ...................         10,000,000        9,922,100
       Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22 ........          8,000,000        7,316,240
       Mission Community, California Mortgage Insured, 4.40%, 11/01/10 .......................          1,100,000        1,129,436
       Mission Community, California Mortgage Insured, 4.50%, 11/01/11 .......................          1,145,000        1,180,392
       Viewpoint School, Refunding, ACA Insured, 4.50%, 10/01/17 .............................            460,000          416,144
       Viewpoint School, Refunding, ACA Insured, 4.75%, 10/01/18 .............................            480,000          439,104
    Carlsbad USD, GO, Election of 2006, Series A, MBIA Insured, 5.00%,
       8/01/22 ...............................................................................          1,510,000        1,480,374
       8/01/24 ...............................................................................          1,665,000        1,608,357
    Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital
       Appreciation, AMBAC Insured, zero cpn, 8/01/22 ........................................         10,445,000        4,611,990


                    Quarterly Statements of Investments | 15

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                   PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID 04-02, 5.00%,
       9/02/24 ...............................................................................   $      1,000,000   $      875,970
    Central California Joint Powers Health Financing Authority COP, Community Hospitals
       of Central California, Pre-Refunded,
       5.125%, 2/01/13 .......................................................................          1,375,000        1,460,030
       5.25%, 2/01/14 ........................................................................          1,435,000        1,527,758
       5.75%, 2/01/16 ........................................................................          1,585,000        1,705,191
    Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General
       Project, Refunding, MBIA Insured, 5.00%, 7/01/17 ......................................          2,000,000        2,021,800
    Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
       3.00%, 11/01/11 .......................................................................          2,585,000        2,572,178
    Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30 .............          4,105,000        4,140,303
    Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, zero cpn.,
       8/01/17 ...............................................................................          5,235,000        3,349,405
    Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ................................          1,000,000        1,016,960
    Compton Public Finance Authority Lease Revenue, Various Capital Projects, Refunding, AMBAC
       Insured, 5.00%, 9/01/22 ...............................................................         15,190,000       14,147,055
    Conejo Valley USD, GO, Election of 1998,
       Series C, FSA Insured, zero cpn., 8/01/17 .............................................          2,500,000        1,648,975
       Series D, FGIC Insured, 4.50%, 8/01/19 ................................................          4,000,000        3,965,960
    Contra Costa Community College District GO, Election of 2002, FGIC Insured,
    4.75%, 8/01/18 ...........................................................................          2,450,000        2,474,598
    Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25 ......................          2,235,000        1,944,562
    Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Pre-Refunded, 5.125%,
       10/01/16 ..............................................................................          1,790,000        1,825,800
    Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17 ....            830,000          861,391
    Fairfield-Suisun Sewer District Sewer Revenue, Refunding, Series A, FGIC Insured, 5.00%,
       5/01/12 ...............................................................................            600,000          616,656
    Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured, 5.00%,
       10/01/17 ..............................................................................          1,275,000        1,322,264
    Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%,
       1/15/16 ...............................................................................          1,000,000        1,003,230
    Fresno USD, GO, Election of 2001, Series D, MBIA Insured, 5.00%, 8/01/21 .................          1,355,000        1,348,564
    Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
       Project, 5.00%, 4/01/12 ...............................................................          1,955,000        1,980,376
    Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%,
       9/01/12 ...............................................................................          1,605,000        1,636,843
    Garden Grove Agency Community Development Tax Allocation, Garden Grove Community Project,
       Refunding, AMBAC Insured, 4.25%, 10/01/13 .............................................          2,025,000        2,039,499
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed, ETM,
       5.00%, 6/01/12 ........................................................................          1,500,000        1,565,070
    Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Refunding, Series B,
       AMBAC Insured,
       4.125%, 8/01/14 .......................................................................          2,140,000        2,172,207
       4.25%, 8/01/15 ........................................................................          2,080,000        2,105,251
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
       Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ...................................            585,000          611,167
    Inland Empire Tobacco Asset Securitization Corp. Revenue, Series A, 5.00%, 6/01/21 .......         11,995,000       10,858,954


                    16 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                   PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Irvine 1915 Act GO, AD No. 03-19, Group 2, Refunding,
       4.875%, 9/02/16 .......................................................................   $      1,000,000   $      943,120
       5.00%, 9/02/18 ........................................................................          1,000,000          921,110
       5.125%, 9/02/19 .......................................................................          1,000,000          911,900
    Irvine 1915 Act Special Assessment, AD No. 00-18,
       Group 2, 4.375%, 9/02/10 ..............................................................            885,000          886,177
       Group 2, 4.70%, 9/02/12 ...............................................................          1,475,000        1,457,329
       Group 2, 4.80%, 9/02/13 ...............................................................          1,175,000        1,157,293
       Group 2, 5.125%, 9/02/17 ..............................................................          1,705,000        1,640,585
       Group 3, 4.75%, 9/02/15 ...............................................................          1,000,000          950,130
       Group 3, 5.00%, 9/02/17 ...............................................................          1,000,000          948,210
    Irvine USD Financing Authority Special Tax, Series A,
       4.70%, 9/01/15 ........................................................................          1,095,000        1,024,789
       4.80%, 9/01/17 ........................................................................          1,400,000        1,290,730
       4.875%, 9/01/18 .......................................................................          1,570,000        1,434,996
       5.00%, 9/01/20 ........................................................................          1,150,000        1,032,229
    Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E, 5.125%,
       1/01/18 ...............................................................................          1,735,000        1,756,601
    Lake Elsinore PFA Tax Allocation Revenue, Series A, 5.00%, 9/01/09 .......................            330,000          334,214
    Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ..............            770,000          776,191
    Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%,
       12/01/19 ..............................................................................          5,000,000        4,745,150
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%,
       11/15/17 ..............................................................................          3,950,000        3,670,300
    Long Beach Community College District GO, Election of 2002, Series B, FGIC Insured, 5.00%,
       5/01/17 ...............................................................................          1,000,000        1,041,450
    Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
       (a) 5.00%, 8/15/20 ....................................................................         20,000,000       19,544,000
           AMBAC Insured, 3.00%, 8/15/12 .....................................................          4,525,000        4,462,419
    Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier senior, Refunding,
       Series A, FSA Insured, 5.00%, 7/01/15 .................................................          5,345,000        5,448,479
    Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project,
       Refunding, Series A, FSA Insured, 5.00%, 10/01/17 .....................................          1,000,000        1,037,070
    Los Angeles USD, GO,
       Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21 ..............................          5,975,000        5,946,678
       Refunding, MBIA Insured, 5.25%, 7/01/13 ...............................................          3,500,000        3,770,165
       Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/21 ...................................         10,895,000       10,843,358
       Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25 ...................................          6,265,000        6,023,923
       Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22 ...................................          5,000,000        4,902,250
    M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
       4.25%, 7/01/11 ........................................................................          5,055,000        5,202,555
       5.00%, 7/01/18 ........................................................................          1,000,000        1,016,320
    Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory
       Put 11/15/16, FNMA Insured,
       3.90%, 11/15/36 .......................................................................          3,440,000        3,258,884
       3.95%, 11/15/36 .......................................................................          1,450,000        1,380,124
    Montebello USD, GO, Capital Appreciation, FGIC Insured, zero cpn.,
       8/01/18 ...............................................................................          1,455,000          864,343
       8/01/19 ...............................................................................          1,480,000          810,818


                    Quarterly Statements of Investments | 17

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                   PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Moreno Valley USD, GO,
       Capital Appreciation, Refunding, MBIA Insured, zero cpn., 8/01/24 .....................   $      7,500,000   $    2,765,250
       Election of 2004, Series A, FSA Insured, 5.00%, 8/01/17 ...............................          2,000,000        2,163,400
       Election of 2004, Series A, FSA Insured, 5.00%, 8/01/18 ...............................          2,300,000        2,487,910
    Moulton-Niguel Water District GO, Consolidated, Refunding, AMBAC Insured, 5.00%,
       9/01/16 ...............................................................................          3,520,000        3,677,168
    Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 .............................          1,040,000        1,045,387
    Orange County CFD No. 2002-1 Special Tax, Ladera Ranch, Series A,
       4.60%, 8/15/14 ........................................................................          1,000,000          956,290
       4.75%, 8/15/15 ........................................................................          1,000,000          956,970
       4.90%, 8/15/16 ........................................................................          1,285,000        1,230,670
    Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
       4.90%, 8/15/17 ........................................................................          1,000,000          944,190
       5.10%, 8/15/18 ........................................................................          1,000,000          949,330
    Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
       4.70%, 8/15/18 ........................................................................          1,765,000        1,623,059
       4.80%, 8/15/19 ........................................................................          1,945,000        1,785,277
       4.85%, 8/15/20 ........................................................................          2,000,000        1,833,660
    Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A,
       5.375%, 8/15/12 .......................................................................          1,500,000        1,500,525
    Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured,
       5.125%, 12/01/12 ......................................................................          1,435,000        1,436,837
    Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 .................................          1,000,000          974,730
    Pacifica COP, AMBAC Insured, 5.00%, 1/01/22 ..............................................          1,275,000        1,176,277
    Palm Desert Financing Authority Tax Allocation Revenue,
       Project Area No. 1, As Amended, Series A, MBIA Insured, 5.00%, 4/01/23 ................          7,690,000        7,254,361
       Refunding, MBIA Insured, 4.75%, 8/01/18 ...............................................          1,050,000        1,054,715
    Palo Verde Community College District COP, AMBAC Insured, 5.00%,
       1/01/22 ...............................................................................          1,015,000          925,944
       1/01/23 ...............................................................................          1,065,000          959,096
       1/01/24 ...............................................................................          1,070,000          956,430
    Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
       5.35%, 12/01/16 .......................................................................          1,000,000        1,047,710
    Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
       Series A, 5.00%,
       7/01/16 ...............................................................................          1,420,000        1,439,923
       7/01/21 ...............................................................................          1,695,000        1,614,148
    Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19 ..........................          1,000,000        1,016,810
    Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
       Series B,
       ETM, 5.35%, 5/15/13 ...................................................................          1,720,000        1,811,556
    Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, FGIC Insured,
       5.00%,
       11/01/18 ..............................................................................          1,540,000        1,561,930
       11/01/19 ..............................................................................          1,615,000        1,619,700
    Riverside USD, GO, Election of 2001, Series A, FGIC Insured, 4.00%, 2/01/13 ..............          1,000,000        1,008,270
    Sacramento City USD, GO, Election of 1999, Series D, FSA Insured, 5.00%, 7/01/19 .........          1,465,000        1,495,882
    Sacramento MUD Financing Authority Revenue, Cosumnes Project, MBIA Insured, 5.00%,
       7/01/21 ...............................................................................          3,305,000        2,971,724
    San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 ...            725,000          741,653
    San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%, 10/01/22 .          3,215,000        3,151,632


                    18 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                   PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Francisco City and County Airports Commission International Airport Revenue, Issue
       34D, Refunding, Second Series, 5.25%, 5/01/26 .........................................   $      5,425,000   $    5,099,608
    San Joaquin County COP,
       General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 .....................          1,000,000        1,008,840
       Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 ..................          1,340,000        1,374,103
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
       Refunding, Series A,
       5.60%, 1/15/16 ........................................................................          3,000,000        2,941,830
       MBIA Insured, zero cpn., 1/15/26 ......................................................         19,000,000        5,937,120
    San Jose Airport Revenue, Refunding, Series B, AMBAC Insured, 5.00%,
       3/01/24 ...............................................................................          3,490,000        3,249,783
       3/01/25 ...............................................................................          3,665,000        3,370,920
       3/01/26 ...............................................................................          3,850,000        3,519,015
    San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12 ...          4,100,000        4,112,423
    San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured,
       5.00%, 8/01/26 ........................................................................          8,000,000        7,164,240
    San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3,
       Series A, MBIA Insured,
       ETM, 5.10%, 10/01/09 ..................................................................            515,000          529,868
       Pre-Refunded, 5.30%, 10/01/11 .........................................................            350,000          376,040
    Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%,
       8/01/19 ...............................................................................          1,325,000        1,345,485
       8/01/20 ...............................................................................          1,510,000        1,508,565
    Santa Ana USD, GO,
       Election of 1999, Series B, FGIC Insured, zero cpn., 8/01/14 ..........................          3,125,000        2,429,062
       Election of 2008, Series A, 5.25%, 8/01/25 ............................................          2,000,000        1,924,180
    Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 .....          1,085,000        1,092,921
    Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
       4.00%, 5/01/12 ........................................................................            525,000          532,182
       4.25%, 5/01/14 ........................................................................            840,000          850,618
       4.25%, 5/01/15 ........................................................................            875,000          881,991
       4.25%, 11/01/15 .......................................................................            670,000          675,353
    South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities
       Project, Refunding, FSA Insured, 3.25%, 8/01/11 .......................................          1,000,000        1,009,680
    South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA
       Insured,
       5.00%, 9/01/16 ........................................................................          1,690,000        1,708,015
    South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured, 5.45%, 10/01/08 .........          1,040,000        1,040,000
    Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1,
    Series A,
       5.25%, 11/01/19 .......................................................................          1,500,000        1,335,945
    Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 ...............            840,000          839,135
    Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
       Asset-Backed Bonds, Series B,
       ETM, 4.25%, 6/01/09 ...................................................................            880,000          892,047
       ETM, 4.50%, 6/01/11 ...................................................................          1,540,000        1,611,471
       Pre-Refunded, 4.60%, 6/01/12 ..........................................................          1,760,000        1,846,170
       Pre-Refunded, 4.70%, 6/01/13 ..........................................................          1,500,000        1,577,280
       Pre-Refunded, 4.80%, 6/01/14 ..........................................................            725,000          764,201
    Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12 ....          1,000,000        1,026,090
    University of California Regents Medical Center Pooled Revenue, Series D,
       5.00%, 5/15/24 ........................................................................          7,000,000        6,763,960


                    Quarterly Statements of Investments | 19

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                   PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    University of California Revenues,
       Limited Project, Series B, FSA Insured, 5.00%, 5/15/21 ................................   $      5,000,000   $    4,999,700
       Multiple Purpose Projects, Series N, FGIC Insured, 4.00%, 9/01/12 .....................          1,380,000        1,391,675
    Vista USD, GO, Election of 2002, Series C, FSA Insured, 5.00%, ......
       8/01/22 ...............................................................................          1,755,000        1,712,125
       8/01/25 ...............................................................................          1,395,000        1,314,969
    West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 .........................          1,875,000        1,908,919
    West Kern Community College District COP, AMBAC Insured,
       5.00%, 11/01/20 .......................................................................          1,015,000          960,728
       5.00%, 11/01/21 .......................................................................          1,065,000          991,898
       5.00%, 11/01/22 .......................................................................          1,115,000        1,020,916
       5.125%, 11/01/23 ......................................................................          1,170,000        1,068,982
       5.125%, 11/01/24 ......................................................................          1,230,000        1,117,443
    Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital,
       ETM, 5.00%, 6/01/11 ...................................................................          1,060,000        1,119,922
       ETM, 5.00%, 6/01/12 ...................................................................          2,225,000        2,372,540
       Pre-Refunded, 5.00%, 6/01/13 ..........................................................          2,335,000        2,510,732
    Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
       5.00%, 9/01/15 ........................................................................          1,080,000        1,120,759
       5.25%, 9/01/20 ........................................................................          1,325,000        1,347,817
                                                                                                                    --------------
                                                                                                                       543,982,565
                                                                                                                    --------------
    U.S. TERRITORIES 6.1%
    PUERTO RICO 5.0%
    Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 .............          2,500,000        2,593,150
    Puerto Rico Electric Power Authority Power Revenue,
       (a) Refunding, Series UU, FSA Insured, 5.00%, 7/01/23 .................................          5,000,000        4,708,100
           Series RR, FGIC Insured, 5.00%, 7/01/21 ...........................................          5,000,000        4,585,200
           Series WW, 5.375%, 7/01/23 ........................................................          5,000,000        4,671,350
    Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, MBIA
       Insured, 6.00%, 7/01/23 ...............................................................         11,645,000       11,486,977
                                                                                                                    --------------
                                                                                                                        28,044,777
                                                                                                                    --------------
    VIRGIN ISLANDS 1.1%
    Virgin Islands PFAR, senior lien,
       Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 .................................          4,150,000        4,192,081
       Refunding, Series A, 5.30%, 10/01/11 ..................................................          1,000,000        1,013,160
    Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.00%,
       7/01/09 ...............................................................................          1,100,000        1,114,399
                                                                                                                    --------------
                                                                                                                         6,319,640
                                                                                                                    --------------
    TOTAL U.S. TERRITORIES ...................................................................                          34,364,417
                                                                                                                    --------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $597,602,827) ..................                         578,346,982
                                                                                                                    --------------


                    20 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                   PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    SHORT TERM INVESTMENTS 0.9%
    MUNICIPAL BONDS 0.9%
    CALIFORNIA 0.9%
(b) Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series
       B-1, Weekly VRDN and Put, 7.68%, 4/01/45 ..............................................   $      2,800,000   $    2,800,000
(b) California Health Facilities Financing Authority Revenue, Adventist Health, Refunding,
       Series C,
       MBIA Insured, Daily VRDN and Put, 6.00%, 9/01/15 ......................................            400,000          400,000
(b) California State Department of Water Resources Power Supply Revenue, Series B-5, Daily
       VRDN and Put, 5.05%, 5/01/22 ..........................................................            650,000          650,000
(b) Richmond Wastewater Revenue, Refunding, Series B, AMBAC Insured, Weekly VRDN and Put,
       10.00%, 8/01/37 .......................................................................          1,300,000        1,300,000
                                                                                                                    --------------
    TOTAL SHORT TERM INVESTMENTS (COST $5,150,000) ...........................................                           5,150,000
                                                                                                                    --------------
    TOTAL INVESTMENTS (COST $602,752,827) 103.1% .............................................                         583,496,982
    OTHER ASSETS, LESS LIABILITIES (3.1)% ....................................................                         (17,669,762)
                                                                                                                    --------------
    NET ASSETS 100.0% ........................................................................                      $  565,827,220
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 28.

(a)  Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 21

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    MUNICIPAL BONDS 50.4%
    CALIFORNIA 42.8%
    Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%, 8/01/12 ...   $        465,000   $      469,255
    Brea and Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%, 8/01/09 ........            120,000          119,656
    California Educational Facilities Authority Revenue, Santa Clara University, Refunding,
       Series A, FSA Insured, 2.625%, 9/01/09 ................................................            100,000          100,407
    California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, Series G, 5.00%, 7/01/09 ....................................            750,000          763,042
       Sutter Health, Series A, 5.00%, 8/15/12 ...............................................          1,000,000        1,040,170
    California State Economic Recovery GO, Series A,
       5.00%, 1/01/09 ........................................................................            415,000          417,336
       5.25%, 7/01/13 ........................................................................            200,000          214,804
    California State GO, Refunding,
       5.00%, 4/01/15 ........................................................................            500,000          525,430
       FSA Insured, 5.25%, 2/01/10 ...........................................................            445,000          462,173
    California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13,
       Refunding, Series A, XLCA Insured, 4.10%, 4/01/28 .....................................            500,000          483,480
    California Statewide CDA Revenue,
       CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14 ..................          1,000,000          996,560
       Viewpoint School, Refunding, ACA Insured, 3.50%, 10/01/08 .............................            320,000          320,000
    Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14 .................................            375,000          399,427
    Hercules RDA Tax Allocation Revenue, Series A, AMBAC Insured, 5.00%, 8/01/14 .............            500,000          527,065
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
       5.00%, 11/15/09 .......................................................................            400,000          398,048
    Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project,
       Refunding, Series A, FSA Insured, 4.00%, 10/01/08 .....................................            500,000          500,000
    Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 .................            100,000          102,571
    Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1,
       Refunding, Series C, Assured Guaranty, 5.00%, 7/01/15 .................................          1,000,000        1,059,760
    Pacifica COP, AMBAC Insured, 4.50%, 1/01/13 ..............................................          1,050,000        1,070,254
    Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15 .................            745,000          762,180
    Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 3.00%,
       6/15/09 ...............................................................................            100,000          100,308
    Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured,
       4.00%, 8/01/10 ........................................................................            100,000          102,480
    Santa Clara County Financing Authority Revenue, El Camino, Series B, AMBAC Insured, 5.00%,
       2/01/15 ...............................................................................          1,025,000        1,063,171
    West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14 .................            780,000          785,749
                                                                                                                    --------------
                                                                                                                        12,783,326
                                                                                                                    --------------
    U.S. TERRITORIES 7.6%
    GUAM 0.9%
    Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 ..             250,000         250,000
                                                                                                                    --------------
    PUERTO RICO 6.7%
    Puerto Rico Commonwealth Government Development Bank Revenue, senior notes, Series B,
       5.00%, 12/01/08 .......................................................................            600,000          599,652
    Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13 ............          1,000,000        1,036,400
    Puerto Rico PBA Guaranteed Revenue, Mandatory Put 7/01/17, Refunding, AMBAC Insured,
       5.50%, 7/01/35 ........................................................................            300,000          295,479
                                                                                                                    --------------
                                                                                                                         1,931,531
                                                                                                                    --------------
    TOTAL U.S. TERRITORIES ...................................................................                           2,181,531
                                                                                                                    --------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $15,151,201) ...................                          14,964,857
                                                                                                                    --------------


                    22 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

    FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                        PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    SHORT TERM INVESTMENTS 45.0%
    MUNICIPAL BONDS 45.0%
    CALIFORNIA 45.0%
(a) Anaheim COP, Refunding, Weekly VRDN and Put, 8.25%, 8/01/19 ..............................   $      1,200,000   $    1,200,000
(a) Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series
       B-1, Weekly VRDN and Put, 7.68%, 4/01/45 ..............................................            300,000          300,000
(a) California Health Facilities Financing Authority Revenue,
       Adventist Health, Refunding, Series C, MBIA Insured, Daily VRDN and Put,
          6.00%, 9/01/15 .....................................................................            300,000          300,000
       Adventist Hospital, Series B, MBIA Insured, Daily VRDN and Put, 6.00%, 9/01/28 ........            900,000          900,000
(a) California HFAR, MFH, Series D, Daily VRDN and Put, 6.25%, 2/01/31 .......................            610,000          610,000
(a) California State Department of Water Resources Power Supply Revenue, Series C-7, FSA
       Insured, Weekly VRDN and Put, 7.50%, 5/01/22 ..........................................            400,000          400,000
(a) California State Economic Recovery Revenue, Series C-16, FSA Insured, Weekly VRDN and Put,
       8.00%, 7/01/23 ........................................................................            400,000          400,000
(a) California Statewide CDA Revenue, University Retirement Community Project, Daily VRDN and
       Put, 4.00%, 11/15/38 ..................................................................          1,200,000        1,200,000
(a) California Transportation Finance Authority Revenue, FSA Insured, Weekly VRDN and Put,
       7.75%, 10/01/27 .......................................................................            800,000          800,000
(a) East Bay MUD Water System Revenue, Refunding,
       Sub Series A, FSA Insured, Weekly VRDN and Put, 7.80%, 6/01/25 ........................            900,000          900,000
       Sub Series A-3, Weekly VRDN and Put, 8.00%, 6/01/38 ...................................            300,000          300,000
(a) Irvine 1915 Act Special Assessment,
       AD No. 03-19, Series A, Daily VRDN and Put, 4.75%, 9/02/29 ............................            300,000          300,000
       AD No. 93-14, Daily VRDN and Put, 5.05%, 9/02/25 ......................................            800,000          800,000
(a) Irvine Ranch Water District COP, Irvine Ranch Water District, Refunding, Daily VRDN
       and Put, 3.50%, 3/01/32 ...............................................................          1,000,000        1,000,000
(a) Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding,
       Series D, AMBAC Insured, Weekly VRDN and Put, 12.00%, 8/15/21 .........................            300,000          300,000
       Series F, AMBAC Insured, Weekly VRDN and Put, 10.25%, 8/15/21 .........................            500,000          500,000
(a) Los Angeles Water and Power Revenue, Refunding, Sub Series B-1, Weekly VRDN and Put,
       6.00%, 7/01/34 ........................................................................            600,000          600,000
(a) Metropolitan Water District of Southern California Waterworks Revenue,
       Authorization, Series B, Weekly VRDN and Put, 6.00%, 7/01/28 ..........................            400,000          400,000
       Series B, Weekly VRDN and Put, 6.00%, 7/01/27 .........................................            200,000          200,000
(a) Orange County Sanitation Districts COP, Nos. 1-3 5-7 and 11, Refunding, AMBAC Insured,
       Daily VRDN and Put, 7.16%, 8/01/16 ....................................................            800,000          800,000
(a) Southern California Public Power Authority Transmission Project Revenue, Southern
       Transmission, Refunding, Series B, FSA Insured, Weekly VRDN and Put, 8.40%, 7/01/23 ...            200,000          200,000
                                                                                                                    --------------
    TOTAL SHORT TERM INVESTMENTS (COST $12,410,000) ..........................................                          12,410,000
                                                                                                                    --------------
    TOTAL INVESTMENTS (COST $27,561,201) 95.4% ...............................................                          27,374,857
    OTHER ASSETS, LESS LIABILITIES 4.6% ......................................................                           1,307,891
                                                                                                                    --------------
    NET ASSETS 100.0% ........................................................................                      $   28,682,748
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 28.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 23

Franklin California Tax-Free Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2008 (UNAUDITED)

    FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                    PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    INVESTMENTS 80.0%
    MUNICIPAL BONDS 80.0%
    CALIFORNIA 80.0%
(a) ABAG Finance Authority for Nonprofit Corps. Revenue, On Lok Senior Health Services,
       Refunding, Weekly VRDN and Daily Put, 8.10%, 8/01/38 ..................................   $      4,500,000   $    4,500,000
(a) Antelope Valley-East Kern Water Agency COP, Series A-2, Weekly VRDN and Put, 8.00%,
       6/01/37 ...............................................................................          7,000,000        7,000,000
(a) Bay Area Toll Authority Toll Bridge Revenue, Bay Area,
       Series C, Weekly VRDN and Put, 7.75%, 4/01/45 .........................................         10,000,000       10,000,000
       Series C2, Weekly VRDN and Put, 7.70%, 4/01/47 ........................................          8,235,000        8,235,000
(a) Berkeley Revenue, Berkeley-Albany YMCA, Refunding, Weekly VRDN and Put, 8.10%, 7/01/38 ...          2,000,000        2,000,000
(a) Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN and Put,
       7.50%, 12/01/10 .......................................................................            717,000          717,000
    California Communities Note Program Note Participation Revenue, TRAN, Series A-3,
       3.00%, 6/30/09 ........................................................................         15,000,000       15,149,525
(a) California Educational Facilities Authority Revenue, Stanford University, Series S-4,
       Daily VRDN and Put, 3.75%, 11/01/50 ...................................................          4,100,000        4,100,000
(a) California Health Facilities Financing Authority Revenue, Catholic Healthcare West,
       Series F, Weekly VRDN and Put, 7.78%, 7/01/31 .........................................          8,850,000        8,850,000
(a) California Infrastructure and Economic Development Bank Revenue,
       California Academy of Sciences, Refunding, Series A, Daily VRDN and Put,
          3.95%, 9/01/38 .....................................................................          1,000,000        1,000,000
       California Academy of Sciences, Refunding, Series F, Daily VRDN and Put,
          3.95%, 9/01/38 .....................................................................          8,000,000        8,000,000
       J. Paul Getty Trust, Series B, Daily VRDN and Put, 3.75%, 4/01/33 .....................            800,000          800,000
       Orange County Performing Arts Center, Series B, Weekly VRDN and Put, 8.00%,
          7/01/34 ............................................................................         10,000,000       10,000,000
(a) California Municipal Finance Authority Revenue, Gideon Hausner Jewish Day, Weekly VRDN and
       Put, 8.00%, 7/01/38 ...................................................................          1,500,000        1,500,000
    California School Cash Reserve Program Authority COP, Series A, 3.00%, 7/06/09 ...........          8,000,000        8,081,206
(a) California State Department of Water Resources Power Supply Revenue,
       Refunding, Series F, Sub Series F-4, Daily VRDN and Put, 3.95%, 5/01/22 ...............         10,800,000       10,800,000
       Refunding, Series F, Sub Series F-5, Daily VRDN and Put, 6.25%, 5/01/22 ...............          1,300,000        1,300,000
       Series B-1, Daily VRDN and Put, 3.95%, 5/01/22 ........................................         15,500,000       15,500,000
       Series C-4, Weekly VRDN and Put, 7.75%, 5/01/22 .......................................          5,300,000        5,300,000
       Series C-8, Weekly VRDN and Put, 6.25%, 5/01/22 .......................................          7,600,000        7,600,000
       Series C-12, Weekly VRDN and Put, 8.80%, 5/01/22 ......................................         19,000,000       19,000,000
       Series C-15, Weekly VRDN and Put, 7.00%, 5/01/22 ......................................          5,000,000        5,000,000
(a) California State Economic Development Financing Authority Revenue, KQED Inc. Project,
       Refunding, Weekly VRDN and Put, 7.30%, 4/01/20 ........................................            810,000          810,000
(a) California State Economic Recovery Revenue,
       Series C-3, Daily VRDN and Put, 5.05%, 7/01/23 ........................................          6,550,000        6,550,000
       Series C-11, Weekly VRDN and Put, 7.25%, 7/01/23 ......................................          4,255,000        4,255,000
    California State GO,
       (a) Kindergarten-University, Public, Refunding, Series A-6, Weekly VRDN and Put,
              7.00%, 5/01/34 .................................................................          7,855,000        7,855,000
       (a) Kindergarten-University, Public, Refunding, Series B-4, Weekly VRDN and Put,
              7.00%, 5/01/34 .................................................................          2,800,000        2,800,000
       (a) Kindergarten-University, Refunding, Series A-3, Daily VRDN and Put,
              6.25%, 5/01/34 .................................................................          2,800,000        2,800,000
       (a) Kindergarten-University, Series A-10, Weekly VRDN and Put, 6.25%, 5/01/34 .........         12,500,000       12,500,000
              Pre-Refunded, 5.10%, 2/01/34 ...................................................          2,420,000        2,488,012
       (a) Series B-1, Weekly VRDN and Put, 7.65%, 5/01/33 ...................................          5,000,000        5,000,000
       (a) Series B-3, Weekly VRDN and Put, 7.75%, 5/01/33 ...................................         10,700,000       10,700,000
       (a) Series C-2, Weekly VRDN and Put, 7.85%, 5/01/33 ...................................          6,700,000        6,700,000


                    24 | Quarterly Statements of Investments

Franklin California Tax-free Trust

    FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                    PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
(a) California Statewide CDA Revenue,
       John Muir Health, Refunding, Series C, Daily VRDN and Put, 4.50%, 8/15/27 .............   $      3,800,000   $    3,800,000
       Los Angeles County Museum Art Project, Refunding, Series C, Weekly VRDN and Put,
          8.25%, 12/01/34 ....................................................................          5,000,000        5,000,000
       Los Angeles County Museum Art Project, Refunding, Series D, Daily VRDN and Put,
          4.00%, 12/01/34 ....................................................................          1,800,000        1,800,000
       Series A, Assured Guaranty, Weekly VRDN and Put, 8.29%, 3/01/37 .......................          5,000,000        5,000,000
       Sweep Loan Program, Refunding, Series A, Weekly VRDN and Put, 7.66%, 8/01/35 ..........         16,050,000       16,050,000
       Touro University Project, Refunding, Weekly VRDN and Put, 7.85%, 9/01/29 ..............          1,900,000        1,900,000
       University Retirement Community Project, Daily VRDN and Put, 4.00%, 11/15/38 ..........          1,670,000        1,670,000
(a) California Transportation Finance Authority Revenue, FSA Insured, Weekly VRDN and Put,
       7.75%, 10/01/27 .......................................................................            905,000          905,000
(a) Calleguas-Las Virgines PFAR, Municipal Water District Project, Refunding, Series A, Weekly
       VRDN and Put, 8.00%, 7/01/37 ..........................................................          8,825,000        8,825,000
(a) Chico MFMR, Webb Homes Project, Monthly VRDN and Put, 1.65%, 1/01/10                                  545,000          545,000
(a) East Bay MUD Wastewater System Revenue, Refunding, Series A, Weekly VRDN and Put, 8.00%,
       6/01/33 ...............................................................................          5,000,000        5,000,000
(a) Fremont PFA, COP, Weekly VRDN and Put, 7.75%, 8/01/30 ....................................          4,800,000        4,800,000
(a) Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 7.75%, 6/01/30 ...............          1,500,000        1,500,000
       Imperial Irrigation District Revenue, TECP, Series A, 1.55%, 10/24/08 .................         16,500,000       16,500,000
(a) Irvine 1915 Act Special Assessment,
       AD No. 00-18, Series A, Daily VRDN and Put, 4.75%, 9/02/26 ............................          4,077,000        4,077,000
       AD No. 03-19, Series A, Daily VRDN and Put, 4.75%, 9/02/29 ............................          1,274,000        1,274,000
       AD No. 03-19, Series B, Daily VRDN and Put, 4.25%, 9/02/29 ............................          7,814,000        7,814,000
       AD No. 05-21, Series A, Daily VRDN and Put, 4.25%, 9/02/31 ............................          1,200,000        1,200,000
       AD No. 94-13, Daily VRDN and Put, 4.75%, 9/02/22 ......................................          1,900,000        1,900,000
       AD No. 94-15, Refunding, Daily VRDN and Put, 4.75%, 9/02/20 ...........................          3,693,000        3,693,000
       AD No. 97-13, Daily VRDN and Put, 4.75%, 9/02/23 ......................................          4,554,000        4,554,000
(a) Irvine Public Facilities and Infrastructure Authority Lease Revenue, Capital Improvement
       Project, Weekly VRDN and Put, 7.73%, 11/01/10 .........................................          4,950,000        4,950,000
(a) Irvine Ranch Water District GO, District Nos. 105 140 240 and 250, Daily VRDN and Put,
       5.05%, 1/01/21 ........................................................................          7,400,000        7,400,000
(a) Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series B-2, Weekly VRDN
       and Put, 7.15%, 12/01/37 ..............................................................          1,900,000        1,900,000
(a) Los Angeles COP, Kadima Hebrew Academy, Series A, Weekly VRDN and Put, 7.30%, 8/01/35 ....          1,300,000        1,300,000
(a) Los Angeles County Housing Authority MFHR, Malibu Meadows Project, Refunding, Series B,
       Weekly VRDN and Put, 7.85%, 4/15/28 ...................................................          2,025,000        2,025,000
    Los Angeles County TRAN, Series A, 3.00%, 6/30/09 ........................................         12,000,000       12,125,001
(a) Los Angeles Department of Water and Power Revenue, Refunding, Series B, Sub Series B-7,
       Weekly VRDN and Put, 7.70%, 7/01/34 ...................................................          8,000,000        8,000,000
(a) Los Angeles Department of Water and Power Waterworks Revenue, Series B, Sub Series B-4,
       Weekly VRDN and Put, 7.70%, 7/01/35 ...................................................          6,650,000        6,650,000
       Los Angeles GO, TRAN, 3.00%, 6/30/09 ..................................................         15,000,000       15,160,636
(a) Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 5.30%, 7/01/10 ...........            145,507          145,507
       Los Angeles USD, GO, TRAN, Series A, 3.00%, 7/30/09 ...................................          4,950,000        5,009,837

                    Quarterly Statements of Investments | 25

Franklin California Tax-free Trust

    FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                    PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
(a) Los Angeles Water and Power Revenue,
       Power System, Series A, Sub Series A-2, Weekly VRDN and Put, 7.10%, 7/01/35 ...........   $      2,700,000   $    2,700,000
       Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 7.00%, 7/01/34 ..............          1,300,000        1,300,000
       Refunding, Series B, Sub Series B-3, Daily VRDN and Put, 3.75%, 7/01/34 ...............          1,000,000        1,000,000
(a) Manhattan Beach COP, Refunding, Weekly VRDN and Put, 7.05%, 8/01/32 ......................          2,400,000        2,400,000
(a) Metropolitan Water District of Southern California Waterworks Revenue,
       Refunding, Series A-1, Weekly VRDN and Put, 6.90%, 7/01/21 ............................          3,105,000        3,105,000
       Refunding, Series B-4, Weekly VRDN and Put, 7.61%, 7/01/35 ............................          7,000,000        7,000,000
       Series C, Weekly VRDN and Put, 7.00%, 7/01/28 .........................................         13,200,000       13,200,000
(a) Monterey Peninsula Water Management District COP, Wastewater Reclamation Project, Weekly
       VRDN and Put, 8.00%, 7/01/22 ..........................................................          3,500,000        3,500,000
(a) Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Refunding, Series D, Weekly
       VRDN and Put, 7.65%, 12/01/40 .........................................................         15,000,000       15,000,000
(a) Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 7.78%, 12/01/15 .............          4,800,000        4,800,000
(a) Orange County Apartment Development Revenue,
       Harbor Pointe, Refunding, Issue D, Weekly VRDN and Put, 7.85%, 12/01/22 ...............          2,500,000        2,500,000
       Park Ridge Villas, Refunding, Issue I, FNMA Insured, Weekly VRDN and Put, 7.85%,
          11/15/28 ...........................................................................          3,900,000        3,900,000
(a) Orange County Water District Revenue COP, Series A, Weekly VRDN and Put, 7.63%, 8/01/42 ..          2,050,000        2,050,000
(a) Rancho Water District Financing Authority Revenue, Refunding, Series B, Weekly VRDN and
       Put, 7.50%, 8/15/31 ...................................................................          3,500,000        3,500,000
(a) Riverside County COP, Riverside County Public Facilities, ACES, Series B, Weekly VRDN and
       Put, 7.70%, 12/01/15 ..................................................................          3,000,000        3,000,000
       Riverside County Teeter Obligation Revenue, TECP, 1.35%, 10/08/08 .....................         12,900,000       12,900,000
(a) Sacramento County Sanitation District Financing Authority Revenue,
       Series C, Weekly VRDN and Put, 7.30%, 12/01/30 ........................................         30,600,000       30,600,000
       sub. lien, Sanitation District, Refunding, Series C, Daily VRDN and Put, 4.25%,
          12/01/38 ...........................................................................         10,300,000       10,300,000
       sub. lien, Sanitation District, Refunding, Series E, Weekly VRDN and Put, 7.70%,
          12/01/40 ...........................................................................          3,000,000        3,000,000
(a) Sacramento MUD Electric Revenue, Refunding, sub. bond, Series K, Weekly VRDN and Put,
       7.78%, 8/15/28 ........................................................................          1,000,000        1,000,000
(a) Sacramento Suburban Water District COP, Refunding, Series A-2, Weekly VRDN and Put, 7.62%,
       11/01/28 ..............................................................................          3,000,000        3,000,000
(a) San Bernardino County COP, Capital Improvement Refinancing Project, Refunding, Weekly VRDN
       and Put, 7.70%, 11/01/25 ..............................................................          3,400,000        3,400,000
(a) San Bernardino County Flood Control District Judgment Obligation Revenue, Refunding,
       Weekly VRDN and Put, 7.50%, 8/01/37 ...................................................          2,000,000        2,000,000
(a) San Diego County COP, Weekly VRDN and Put, 7.05%, 11/01/30 ...............................          1,400,000        1,400,000
(a) San Francisco City and County Finance Corp. Lease Revenue, Moscone Center Expansion
       Project, Refunding, Series 2, Weekly VRDN and Put, 6.90%, 4/01/30 .....................          3,000,000        3,000,000
(a) San Jose Financing Authority Lease Revenue, Civic Center Project, Refunding, Series A,
       Weekly VRDN and Put, 7.00%, 6/01/39 ...................................................          2,500,000        2,500,000
(a) San Jose RDAR, Merged Area Redevelopment Project,
       Series A, Weekly VRDN and Put, 7.63%, 7/01/26 .........................................          5,200,000        5,200,000
       Series B, Weekly VRDN and Put, 7.10%, 7/01/26 .........................................         12,625,000       12,625,000
       Series B, Weekly VRDN and Put, 7.30%, 8/01/32 .........................................          1,585,000        1,585,000
(a) Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities
       Replacement Project, Series B, Weekly VRDN and Put, 8.00%, 11/15/25 ...................          3,800,000        3,800,000


                    26 | Quarterly Statements of Investments

Franklin California Tax-free Trust

    FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                    PRINCIPAL AMOUNT        VALUE
----------------------------------------------------------------------------------------------   ----------------   --------------
    INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
(a) Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
       Series A, Weekly VRDN and Put, 7.85%, 12/15/25 ........................................   $      5,000,000   $    5,000,000
    Turlock Irrigation District Revenue, TECP, 1.40%, 10/02/08 ...............................          3,000,000        3,000,000
(a) Tustin 1915 Act Special Assessment, Reassessment District No. 95-2, Series A, Daily VRDN
       and Put, 4.50%, 9/02/13 ...............................................................          6,469,000        6,469,000
(a) Union City MFR, Housing Mission Sierra, Refunding, Series A, Weekly VRDN and Put, 7.85%,
       7/15/29 ...............................................................................          4,800,000        4,800,000
       University of California Regents Revenue, TECP, 1.40%, 11/04/08 .......................          6,900,000        6,900,000
(a) Val Verde USD, COP, Refunding, Series A, Weekly VRDN and Put, 7.05%, 3/01/36 .............          8,400,000        8,400,000
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $579,197,724) .................................................                         579,197,724
       OTHER ASSETS, LESS LIABILITIES 20.0% ..................................................                         145,073,538
                                                                                                                    --------------
       NET ASSETS 100.0% .....................................................................                      $  724,271,262
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 28.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 27

Franklin California Tax-Free Trust

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
ACA      - American Capital Access Holdings Inc.
ACES     - Adjustable Convertible Exempt Security
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
BART     - Bay Area Rapid Transit
BHAC     - Berkshire Hathaway Assurance Corp.
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
COP      - Certificate of Participation
CRDA     - Community Redevelopment Authority/Agency
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FNMA     - Federal National Mortgage Association
FSA      - Financial Security Assurance Inc.
GO       - General Obligation
GNMA     - Government National Mortgage Association
HFA      - Housing Finance Authority/Agency
HFAR     - Housing Finance Authority Revenue
ID       - Improvement District
MBIA     - Municipal Bond Investors Assurance Corp.
MFH      - Multi-Family Housing
MFHR     - Multi-Family Housing Revenue
MFMR     - Multi-Family Mortgage Revenue
MFR      - Multi-Family Revenue
MTA      - Metropolitan Transit Authority
MUD      - Municipal Utility District
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
SFM      - Single Family Mortgage
SFMR     - Single Family Mortgage Revenue
TECP     - Tax-Exempt Commercial Paper
TRAN     - Tax and Revenue Anticipation Note
UHSD     - Unified/Union High School District
USD      - Unified/Union School District
XLCA     - XL Capital Assurance

                     See Notes to Statements of Investments.


                    28 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of four funds (Funds).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


                    Quarterly Statements of Investments | 29

Franklin California Tax-Free Trust

3. INCOME TAXES

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                              FRANKLIN CALIFORNIA    FRANKLIN CALIFORNIA    FRANKLIN CALIFORNIA
                                    INSURED           INTERMEDIATE-TERM        LIMITED-TERM
                              TAX-FREE INCOME FUND   TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                              --------------------   --------------------   --------------------
Cost of investments .......      $2,055,293,777          $602,708,617           $27,561,201
                                 --------------          ------------           -----------
Unrealized appreciation ...      $   40,724,101          $  4,383,536           $    27,565
Unrealized depreciation ...        (108,458,925)          (23,595,171)             (213,909)
                                 --------------          ------------           -----------
Net unrealized appreciation
   (depreciation) .........      $  (67,734,824)         $(19,211,635)          $  (186,344)
                                 ==============          ============           ===========

At September 30, 2008, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on July 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At September 30, 2008, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.


                    30 | Quarterly Statements of Investments

Franklin California Tax-Free Trust

5. SUBSEQUENT EVENTS

On October 6, 2008, the Board of Trustees of the Trust approved the participation by the Franklin California Tax-Exempt Money Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds ("Program"), and the fund has enrolled in the Program. Under the Program, shares held by the fund as of the close of business on September 19, 2008 ("Program Date") are insured against loss in the event the fund liquidates its holdings within three months and the per share value at the time of liquidation is less than $1 per share. For participation in the Program, the fund will be charged 0.01% of the fund's net assets as of the Program Date. This expense will be borne by the fund. The Program runs initially for three months, at which time the U.S. Department of the Treasury may extend the Program. If the Program is extended, the Fund will consider whether to continue to participate.

On November 12, 2008, the Franklin Federal Limited-Term Tax-Free Income Fund acquired the net assets of the Franklin California Limited-Term Tax-Free Income Fund pursuant to a plan of reorganization approved by the Franklin California Limited-Term Tax-Free Income Fund's shareholders. The merger was accomplished by a tax-free exchange of shares of the Franklin Federal Limited-Term Tax-Free Income Fund for the net assets of the Franklin California Limited-Term Tax-Free Income Fund. Capital losses acquired by the Franklin Federal Limited-Term Tax-Free Income Fund, may be carried over to offset future capital gains, subject to certain limitations.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    Quarterly Statements of Investments | 31





Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /S/GALEN G. VETTER
   -------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  November 25, 2008



By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  November 25, 2008